UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2010 to January 31, 2011

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Blend II Fund

Schedule of Investments

January 31, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS (98.7%)
Aerospace & Defense (0.5%)
General Dynamics Corp.	700	$52,780
Goodrich Corp.	200	18,124
Honeywell International, Inc.	600	33,606
ITT Corp.	400	23,568
L-3 Communications Holdings, Inc.	200	15,650
Lockheed Martin Corp.	500	39,800
Northrop Grumman Corp.	500	34,650
Precision Castparts Corp.	100	14,299
Raytheon Co.	700	34,993
Rockwell Collins, Inc.	200	12,828
The Boeing Co.	800	55,584
United Technologies Corp.	800	65,040
		400,922
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.	300	23,127
Expeditors International of Washington, Inc.	300	15,201
FedEx Corp.	600	54,192
United Parcel Service, Inc. Class B	2,200	157,564
UTI Worldwide, Inc.	200	4,380
		254,464
Airlines (0.1%)
AirTran Holdings, Inc.*	3,300	24,387
Copa Holdings SA Class A	100	5,625
Southwest Airlines Co.	1,600	18,960
		48,972
Auto Components (0.1%)
Johnson Controls, Inc.	600	23,034
TRW Automotive Holdings Corp.*	300	17,898
		40,932
Automobiles (2.1%)
Ford Motor Co.*	113,400	1,808,730
Harley-Davidson, Inc.§	400	15,860
Thor Industries, Inc.§	200	7,432
		1,832,022
Beverages (2.2%)
Brown-Forman Corp. Class B	400	26,540
Coca-Cola Enterprises, Inc.	400	10,064
Constellation Brands, Inc. Class A*	300	5,766
Dr. Pepper Snapple Group, Inc.	38,400	1,360,512
Molson Coors Brewing Co. Class B	200	9,374
PepsiCo, Inc.	3,200	205,792
The Coca-Cola Co.	4,600	289,110
		1,907,158
Biotechnology (1.2%)
Alexion Pharmaceuticals, Inc.*§	200	16,764
Amgen, Inc.*	1,900	104,652
Biogen Idec, Inc.*	2,000	130,940
BioMarin Pharmaceutical, Inc.*§	200	5,084
Celgene Corp.*	1,400	72,142
Cephalon, Inc.*§	9,000	531,720
Dendreon Corp.*§	300	10,512
Genzyme Corp.*	600	44,010
Gilead Sciences, Inc.*	1,600	61,408
Myriad Genetics, Inc.*	400	7,984
		985,216

	Number of Shares	Value
COMMON STOCKS
Building Products (0.0%)
Masco Corp.	500	$6,660

Capital Markets (4.0%)
Ameriprise Financial, Inc.	43,900	2,706,435
Federated Investors, Inc. Class B§	700	18,956
Franklin Resources, Inc.	200	24,130
Invesco, Ltd.	600	14,844
Lazard, Ltd. Class A	100	4,172
Legg Mason, Inc.§	300	9,939
Morgan Stanley	3,400	99,960
Northern Trust Corp.	300	15,594
State Street Corp.	900	42,048
T. Rowe Price Group, Inc.§	500	32,960
The Bank of New York Mellon Corp.	2,400	74,952
The Charles Schwab Corp.	2,100	37,905
The Goldman Sachs Group, Inc.	1,000	163,620
Waddell & Reed Financial, Inc. Class A	3,800	137,256
		3,382,771
Chemicals (3.5%)
Air Products & Chemicals, Inc.	100	8,725
CF Industries Holdings, Inc.	100	13,504
E.I. Du Pont de Nemours & Co.	36,500	1,849,820
Eastman Chemical Co.§	100	9,286
Ecolab, Inc.	400	19,876
FMC Corp.	100	7,606
International Flavors & Fragrances, Inc.	200	11,410
Lubrizol Corp.	8,100	870,426
Minerals Technologies, Inc.	100	6,302
Monsanto Co.	300	22,014
PPG Industries, Inc.	300	25,284
Praxair, Inc.	200	18,608
Sigma-Aldrich Corp.	200	12,730
The Dow Chemical Co.	2,200	78,056
The Scotts Miracle-Gro Co. Class A	100	5,167
The Sherwin-Williams Co.	100	8,473
Valspar Corp.§	700	26,159
		2,993,446
Commercial Banks (2.0%)
BB&T Corp.	1,200	33,168
Cathay General Bancorp§	500	8,655
Comerica, Inc.	300	11,460
Commerce Bancshares, Inc.	525	21,593
Cullen/Frost Bankers, Inc.§	400	23,112
East West Bancorp, Inc.§	200	4,342
Fifth Third Bancorp	5,600	83,272
First Horizon National Corp.*§	509	5,768
Huntington Bancshares, Inc.	2,500	18,100
KeyCorp	2,000	17,800
M&T Bank Corp.	9,400	812,818
Marshall & Ilsley Corp.	1,100	7,689
PNC Financial Services Group, Inc.	1,000	60,000
Popular, Inc.*	4,700	15,087
Regions Financial Corp.§	2,600	18,460
SunTrust Banks, Inc.	1,000	30,430
Synovus Financial Corp.§	20,500	54,120
U.S. Bancorp	3,800	102,600
Valley National Bancorp§	1,300	17,589
Webster Financial Corp.§	400	9,152
Wells Fargo & Co.	10,500	340,410
Wilmington Trust Corp.§	600	2,628
Zions Bancorporation§	300	7,074
		1,705,327

	Number of Shares	Value
COMMON STOCKS
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	200	$8,418
Cintas Corp.§	200	5,612
Herman Miller, Inc.§	300	7,239
Mine Safety Appliances Co.§	100	3,118
Pitney Bowes, Inc.	200	4,856
R. R. Donnelley & Sons Co.§	500	8,860
Republic Services, Inc.	500	15,420
Rollins, Inc.§	300	5,697
Stericycle, Inc.*§	100	7,849
The Brink’s Co.	300	8,100
Waste Management, Inc.§	900	34,083
		109,252
Communications Equipment (0.6%)
ADTRAN, Inc.§	400	16,452
Cisco Systems, Inc.*	11,000	232,650
Harris Corp.	200	9,308
Juniper Networks, Inc.*	1,100	40,832
Motorola Mobility Holdings, Inc.*	612	17,056
Motorola Solutions, Inc.*	700	27,139
Polycom, Inc.*	600	26,310
QUALCOMM, Inc.	2,300	124,499
Tellabs, Inc.	800	4,240
		498,486
Computers & Peripherals (6.2%)
Apple, Inc.*	14,400	4,886,208
Dell, Inc.*	1,400	18,424
EMC Corp.*	3,500	87,115
Hewlett-Packard Co.	4,500	205,605
Lexmark International, Inc. Class A*	200	6,968
NCR Corp.*	500	8,200
NetApp, Inc.*	600	32,838
Western Digital Corp.*	500	17,010
		5,262,368
Construction & Engineering (0.1%)
Fluor Corp.	300	20,757
Granite Construction, Inc.§	200	5,168
Jacobs Engineering Group, Inc.*	100	5,137
Quanta Services, Inc.*	400	9,492
		40,554
Construction Materials (0.0%)
Vulcan Materials Co.	200	8,512

Consumer Finance (0.2%)
American Express Co.	2,100	91,098
Capital One Financial Corp.	900	43,344
Discover Financial Services	1,000	20,590
SLM Corp.*	800	11,528
		166,560
Containers & Packaging (0.0%)
Ball Corp.	100	7,113
Bemis Co., Inc.	200	6,510
Owens-Illinois, Inc.*	200	5,898
Sealed Air Corp.	300	8,007
		27,528
Distributors (0.0%)
Genuine Parts Co.	300	15,525

	Number of Shares	Value
COMMON STOCKS
Diversified Consumer Services (1.2%)
Career Education Corp.*§	3,700	$83,028
DeVry, Inc.	17,100	891,081
ITT Educational Services, Inc.*§	300	19,752
Matthews International Corp. Class A§	200	7,088
Regis Corp.§	300	5,028
Strayer Education, Inc.§	100	12,000
		1,017,977
Diversified Financial Services (2.6%)
Bank of America Corp.	17,700	243,021
Citigroup, Inc.*	161,300	777,466
CME Group, Inc.	100	30,856
IntercontinentalExchange, Inc.*	100	12,049
JPMorgan Chase & Co.	21,000	943,740
Leucadia National Corp.	300	9,756
Moody’s Corp.§	7,600	223,212
NYSE Euronext	400	12,724
		2,252,824
Diversified Telecommunication Services (5.2%)
AT&T, Inc.	137,800	3,792,256
CenturyTel, Inc.	600	25,944
Cincinnati Bell, Inc.*§	5,600	15,960
Frontier Communications Corp.	2,000	18,340
Qwest Communications International, Inc.	13,300	94,829
Verizon Communications, Inc.	14,400	512,928
Windstream Corp.	500	6,405
		4,466,662
Electric Utilities (0.4%)
Allegheny Energy, Inc.	200	5,156
American Electric Power Co., Inc.	900	32,112
Duke Energy Corp.	2,700	48,276
Edison International	600	21,768
Entergy Corp.	300	21,651
Exelon Corp.	1,300	55,263
FirstEnergy Corp.§	700	27,384
NextEra Energy, Inc.	800	42,768
Northeast Utilities	300	9,876
Pepco Holdings, Inc.	400	7,428
Pinnacle West Capital Corp.	200	8,142
PPL Corp.	900	23,211
Progress Energy, Inc.	500	22,460
Southern Co.	1,500	56,430
		381,925
Electrical Equipment (0.3%)
Babcock & Wilcox Co.*	300	8,775
Emerson Electric Co.	4,000	235,520
Rockwell Automation, Inc.	200	16,202
Roper Industries, Inc.§	100	7,769
		268,266
Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp. Class A	300	16,602
Corning, Inc.	3,200	71,072
Dolby Laboratories, Inc. Class A*	300	17,910
FLIR Systems, Inc.*§	100	3,104
Molex, Inc.§	300	7,845
Vishay Precision Group, Inc.*	600	11,130
		127,663
Energy Equipment & Services (0.5%)
Baker Hughes, Inc.	700	47,957

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Cameron International Corp.*	300	$15,990
Dresser-Rand Group, Inc.*	200	9,186
FMC Technologies, Inc.*	100	9,400
Halliburton Co.	700	31,500
Helix Energy Solutions Group, Inc.*§	500	6,200
Helmerich & Payne, Inc.§	100	5,873
Nabors Industries, Ltd.*	300	7,320
National-Oilwell Varco, Inc.	800	59,120
Oceaneering International, Inc.*	400	30,892
Rowan Cos., Inc.*	200	6,856
Schlumberger, Ltd.	2,300	204,677
		434,971
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	300	21,552
CVS Caremark Corp.	2,400	82,080
Safeway, Inc.	600	12,414
SUPERVALU, Inc.§	400	2,916
Sysco Corp.	1,100	32,054
The Kroger Co.	1,200	25,680
Wal-Mart Stores, Inc.	3,900	218,673
Walgreen Co.	800	32,352
Whole Foods Market, Inc.	100	5,171
		432,892
Food Products (1.4%)
Archer-Daniels-Midland Co.	1,100	35,937
Campbell Soup Co.§	100	3,414
ConAgra Foods, Inc.	1,000	22,330
Del Monte Foods Co.	300	5,688
General Mills, Inc.	1,200	41,736
H.J. Heinz Co.	400	19,000
Hormel Foods Corp.§	100	4,940
Kellogg Co.	500	25,150
Kraft Foods, Inc. Class A	3,500	106,995
Lancaster Colony Corp.§	100	5,557
McCormick & Co., Inc.§	100	4,420
Mead Johnson Nutrition Co.	300	17,391
Sara Lee Corp.	1,600	27,152
The Hershey Co.§	300	14,007
The J.M. Smucker Co.	200	12,432
Tootsie Roll Industries, Inc.	100	2,766
Tyson Foods, Inc. Class A	51,400	845,530
		1,194,445
Gas Utilities (0.0%)
ONEOK, Inc.	200	11,778

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.	500	24,245
Becton, Dickinson and Co.	400	33,180
Boston Scientific Corp.*	3,100	21,638
CareFusion Corp.*	700	18,011
CR Bard, Inc.§	100	9,435
Immucor, Inc.*	400	7,908
Medtronic, Inc.	2,200	84,304
St. Jude Medical, Inc.*	600	24,300
Stryker Corp.	200	11,512
Teleflex, Inc.§	300	17,196
Varian Medical Systems, Inc.*	200	13,514
Zimmer Holdings, Inc.*	300	17,748
		282,991

	Number of Shares	Value
COMMON STOCKS
Health Care Providers & Services (3.8%)
Aetna, Inc.	900	$29,646
AmerisourceBergen Corp.	500	17,930
Cardinal Health, Inc.	700	29,057
CIGNA Corp.	500	21,010
Coventry Health Care, Inc.*	200	5,994
DaVita, Inc.*	100	7,385
Express Scripts, Inc.*	5,600	315,448
Humana, Inc.*	44,000	2,550,680
Laboratory Corp. of America Holdings*§	200	17,982
McKesson Corp.	600	45,102
Medco Health Solutions, Inc.*	300	18,306
Mednax, Inc.*	300	19,845
Quest Diagnostics, Inc.	200	11,390
Tenet Healthcare Corp.*	3,900	25,935
UnitedHealth Group, Inc.	2,000	82,100
WellCare Health Plans, Inc.*	200	5,980
WellPoint, Inc.*	800	49,696
		3,253,486
Hotels, Restaurants & Leisure (0.4%)
Bob Evans Farms, Inc.	200	6,296
Carnival Corp.	800	35,768
Darden Restaurants, Inc.	200	9,422
Las Vegas Sands Corp.*	100	4,649
Marriott International, Inc. Class A	500	19,745
McDonald’s Corp.	2,000	147,340
Panera Bread Co. Class A*	200	19,112
Scientific Games Corp. Class A*§	400	4,128
Starbucks Corp.	600	18,918
Starwood Hotels & Resorts Worldwide, Inc.	300	17,691
WMS Industries, Inc.*§	300	12,585
Wyndham Worldwide Corp.	300	8,439
Wynn Resorts, Ltd.	100	11,633
Yum! Brands, Inc.	300	14,028
		329,754
Household Durables (1.1%)
D.R. Horton, Inc.§	500	6,195
Fortune Brands, Inc.	200	12,336
Harman International Industries, Inc.*	8,100	350,892
Jarden Corp.§	100	3,390
KB Home§	500	7,420
Leggett & Platt, Inc.	200	4,506
Lennar Corp. Class A	300	5,808
M.D.C. Holdings, Inc.§	200	6,182
Newell Rubbermaid, Inc.	1,000	19,250
Pulte Group, Inc.*§	600	4,734
Stanley Black & Decker, Inc.	300	21,804
The Ryland Group, Inc.§	200	3,560
Whirlpool Corp.	6,100	521,550
		967,627
Household Products (0.5%)
Church & Dwight Co., Inc.§	400	27,524
Clorox Co.§	400	25,156
Colgate-Palmolive Co.	500	38,385
Kimberly-Clark Corp.	500	32,365
The Procter & Gamble Co.	4,800	303,024
		426,454
Independent Power Producers & Energy Traders (1.6%)
Constellation Energy Group, Inc.	41,500	1,338,375
Dynegy, Inc.*§	2,600	16,354
GenOn Energy, Inc.*	3,834	15,873

	Number of Shares	Value
COMMON STOCKS
Independent Power Producers & Energy Traders
NRG Energy, Inc.*	500	$10,375
The AES Corp.*	1,000	12,400
		1,393,377
Industrial Conglomerates (0.7%)
3M Co.	1,400	123,088
General Electric Co.	19,800	398,772
Textron, Inc.§	300	7,887
Tyco International, Ltd.	900	40,347
		570,094
Insurance (2.3%)
ACE, Ltd.	600	36,954
Aflac, Inc.	1,400	80,612
American International Group, Inc.*§	1,000	40,350
AON Corp.	600	27,444
Assurant, Inc.	200	7,846
Berkshire Hathaway, Inc. Class B*	3,300	269,775
Chubb Corp.	9,300	538,749
Cincinnati Financial Corp.§	300	9,612
First American Financial Corp.§	1,800	27,918
Hartford Financial Services Group, Inc.	800	22,224
Lincoln National Corp.	500	14,420
Loews Corp.	600	24,030
Marsh & McLennan Cos., Inc.	1,200	33,456
MetLife, Inc.	1,100	50,347
Principal Financial Group, Inc.	600	19,662
Prudential Financial, Inc.	1,000	61,510
The Allstate Corp.	1,000	31,140
The Hanover Insurance Group, Inc.	100	4,730
The Progressive Corp.	1,400	27,734
The Travelers Cos., Inc.	9,800	551,348
Torchmark Corp.	100	6,230
Unum Group	900	22,446
XL Group PLC	800	18,336
		1,926,873
Internet & Catalog Retail (2.1%)
Amazon.com, Inc.*	5,100	865,164
Expedia, Inc.§	38,100	958,596
		1,823,760
Internet Software & Services (5.2%)
Akamai Technologies, Inc.*	300	14,496
eBay, Inc.*	26,500	804,540
Google, Inc. Class A*	6,000	3,602,160
VeriSign, Inc.	100	3,365
VistaPrint NV*§	100	5,064
WebMD Health Corp.*§	100	5,228
Yahoo!, Inc.*	2,400	38,688
		4,473,541
IT Services (0.8%)
Automatic Data Processing, Inc.	400	19,160
Cognizant Technology Solutions Corp. Class A*	200	14,590
Computer Sciences Corp.	300	15,987
Fidelity National Information Services, Inc.	400	12,172
Fiserv, Inc.*	100	6,177
International Business Machines Corp.	2,400	388,800
ManTech International Corp. Class A*§	100	4,021
Mastercard, Inc. Class A	100	23,651
Paychex, Inc.§	600	19,200
SAIC, Inc.*§	300	4,971
SRA International, Inc. Class A*§	200	5,336

	Number of Shares	Value
COMMON STOCKS
IT Services
Teradata Corp.*	100	$4,299
The Western Union Co.	2,400	48,672
Total System Services, Inc.§	200	3,482
Visa, Inc. Class A	1,100	76,835
		647,353
Leisure Equipment & Products (0.0%)
Eastman Kodak Co.*§	2,100	7,686
Hasbro, Inc.§	100	4,409
Mattel, Inc.	500	11,840
		23,935
Life Sciences Tools & Services (0.1%)
Affymetrix, Inc.*§	2,000	9,700
Agilent Technologies, Inc.*	600	25,098
Life Technologies Corp.*	400	21,716
PerkinElmer, Inc.	100	2,558
Thermo Fisher Scientific, Inc.*	800	45,816
		104,888
Machinery (5.3%)
Caterpillar, Inc.	31,500	3,055,815
Crane Co.	300	13,323
Cummins, Inc.	300	31,764
Danaher Corp.	400	18,424
Deere & Co.	900	81,810
Dover Corp.	15,700	1,006,370
Eaton Corp.	2,000	215,920
Flowserve Corp.	100	12,499
Illinois Tool Works, Inc.	300	16,047
Kennametal, Inc.§	600	24,360
Lincoln Electric Holdings, Inc.	300	20,316
Navistar International Corp.*	100	6,485
PACCAR, Inc.	200	11,298
Parker Hannifin Corp.	200	17,882
WABCO Holdings, Inc.*	100	5,840
		4,538,153
Media (2.7%)
CBS Corp. Class B	1,400	27,762
Central European Media Enterprises, Ltd. Class A*	200	3,640
Comcast Corp. Class A	5,900	134,225
DIRECTV Class A*	1,000	42,390
Discovery Communications, Inc. Class A*	500	19,500
Liberty Media Corp. - Starz Series A*	100	6,667
News Corp. Class A	104,100	1,563,582
Omnicom Group, Inc.	600	26,928
The Interpublic Group of Cos., Inc.*	1,400	14,966
The McGraw-Hill Cos., Inc.	400	15,592
The Walt Disney Co.	3,700	143,819
The Washington Post Co. Class B§	400	171,340
Time Warner Cable, Inc.	700	47,481
Time Warner, Inc.	2,300	72,335
Viacom, Inc. Class B	1,000	41,550
		2,331,777
Metals & Mining (1.9%)
Alcoa, Inc.	2,000	33,140
Allegheny Technologies, Inc.§	100	6,519
Cliffs Natural Resources, Inc.	200	17,092
Freeport-McMoRan Copper & Gold, Inc.	1,500	163,125
Newmont Mining Corp.	25,600	1,409,792
Nucor Corp.	400	18,364

	Number of Shares	Value
COMMON STOCKS
Metals & Mining
Southern Copper Corp.	100	$4,482
		1,652,514
Multi-Utilities (0.4%)
Ameren Corp.	400	11,348
CenterPoint Energy, Inc.	700	11,305
CMS Energy Corp.§	500	9,750
Consolidated Edison, Inc.	500	24,955
Dominion Resources, Inc.	1,100	47,894
NiSource, Inc.§	600	11,172
NSTAR§	900	39,042
PG&E Corp.	700	32,396
Public Service Enterprise Group, Inc.	1,000	32,430
SCANA Corp.§	200	8,454
Sempra Energy	400	20,828
TECO Energy, Inc.	400	7,364
Vectren Corp.	700	18,543
Wisconsin Energy Corp.	200	12,058
Xcel Energy, Inc.	900	21,213
		308,752
Multiline Retail (0.2%)
Dollar General Corp.*	100	2,781
Dollar Tree, Inc.*	900	45,522
J.C. Penney Co., Inc.	400	12,828
Kohl’s Corp.*	600	30,468
Macy’s, Inc.	700	16,205
Nordstrom, Inc.§	100	4,118
Sears Holdings Corp.*§	300	22,611
Target Corp.	600	32,898
		167,431
Office Electronics (0.0%)
Xerox Corp.	2,900	30,798

Oil, Gas & Consumable Fuels (13.0%)
Alpha Natural Resources, Inc.*	200	10,746
Anadarko Petroleum Corp.	900	69,372
Apache Corp.	700	83,552
Cabot Oil & Gas Corp.§	200	8,326
Chesapeake Energy Corp.	1,200	35,436
Chevron Corp.	42,300	4,015,539
ConocoPhillips	36,100	2,579,706
Consol Energy, Inc.	300	14,910
Denbury Resources, Inc.*	800	16,280
Devon Energy Corp.	900	79,821
El Paso Corp.	1,200	19,056
EOG Resources, Inc.	200	21,278
EQT Corp.	100	4,819
Exxon Mobil Corp.	20,500	1,653,940
Frontline, Ltd.§	400	10,372
Hess Corp.	23,735	1,996,588
Marathon Oil Corp.	1,600	73,120
Massey Energy Co.	100	6,286
Noble Energy, Inc.	300	27,330
Occidental Petroleum Corp.	1,800	174,024
Overseas Shipholding Group, Inc.§	100	3,324
Peabody Energy Corp.	500	31,710
Pioneer Natural Resources Co.	200	19,032
QEP Resources, Inc.	300	12,192
Range Resources Corp.	300	14,961
SandRidge Energy, Inc.*	900	6,696
Southwestern Energy Co.*	600	23,700
Spectra Energy Corp.	1,200	31,476
Sunoco, Inc.	200	8,490

	Number of Shares	Value
COMMON STOCKS
Oil, Gas & Consumable Fuels
Teekay Corp.§	200	$6,772
Tesoro Corp.*	200	3,850
The Williams Cos., Inc.	1,000	26,990
		11,089,694
Paper & Forest Products (0.0%)
Louisiana-Pacific Corp.*§	800	8,032
MeadWestvaco Corp.	300	8,589
		16,621
Personal Products (1.1%)
Alberto-Culver Co.	800	29,800
Avon Products, Inc.	800	22,648
The Estee Lauder Cos., Inc. Class A	10,800	869,400
		921,848
Pharmaceuticals (4.3%)
Abbott Laboratories	23,400	1,056,744
Allergan, Inc.	200	14,122
Bristol-Myers Squibb Co.	4,500	113,310
Eli Lilly & Co.	32,200	1,119,594
Endo Pharmaceuticals Holdings, Inc.*	10,300	342,166
Forest Laboratories, Inc.*	600	19,356
Hospira, Inc.*	2,700	149,121
Johnson & Johnson	5,400	322,758
Merck & Co., Inc.	6,200	205,654
Mylan, Inc.*	400	9,264
Pfizer, Inc.	15,700	286,054
Teva Pharmaceutical Industries, Ltd. ADR	800	43,720
Warner Chilcott PLC Class A§	200	4,798
Watson Pharmaceuticals, Inc.*	200	10,904
		3,697,565
Professional Services (0.0%)
Equifax, Inc.	200	7,144
Korn/Ferry International*	200	4,680
Navigant Consulting, Inc.*§	300	3,057
The Corporate Executive Board Co.§	200	7,772
Verisk Analytics, Inc. Class A*	200	6,766
		29,419
Real Estate Investment Trusts (0.3%)
AvalonBay Communities, Inc.	100	11,593
Boston Properties, Inc.	200	18,874
Cousins Properties, Inc.	701	5,973
Developers Diversified Realty Corp.§	300	4,080
Douglas Emmett, Inc.§	200	3,686
Equity Residential	500	27,095
HCP, Inc.	500	18,545
Health Care REIT, Inc.	100	4,908
Host Hotels & Resorts, Inc.	1,100	20,361
Kimco Realty Corp.	800	14,472
Plum Creek Timber Co., Inc.	200	8,374
ProLogis	1,000	14,920
Simon Property Group, Inc.	200	20,290
Ventas, Inc.	300	16,638
Vornado Realty Trust	300	26,427
Weyerhaeuser Co.§	1,000	23,180
		239,416
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	200	4,438

	Number of Shares	Value
COMMON STOCKS
Road & Rail (0.2%)
CSX Corp.	700	$49,420
Norfolk Southern Corp.	700	42,833
Union Pacific Corp.	900	85,167
Werner Enterprises, Inc.§	300	7,395
		184,815
Semiconductors & Semiconductor Equipment (7.5%)
Advanced Micro Devices, Inc.*§	900	7,047
Altera Corp.	17,800	668,746
Analog Devices, Inc.	32,500	1,261,975
Applied Materials, Inc.	2,700	42,363
Broadcom Corp. Class A	800	36,072
First Solar, Inc.*§	100	15,458
Intel Corp.	136,400	2,927,144
KLA-Tencor Corp.	200	8,816
Linear Technology Corp.	300	10,437
LSI Corp.*	4,700	29,093
Microchip Technology, Inc.§	500	18,235
Micron Technology, Inc.*	1,700	17,918
National Semiconductor Corp.	500	7,580
NVIDIA Corp.*	500	11,960
SunPower Corp. Class A*	400	5,376
Texas Instruments, Inc.	38,800	1,315,708
Xilinx, Inc.	200	6,440
		6,390,368
Software (3.5%)
ACI Worldwide, Inc.*	200	5,298
Adobe Systems, Inc.*	1,000	33,050
Advent Software, Inc.*§	200	5,912
Autodesk, Inc.*	100	4,068
BMC Software, Inc.*	300	14,310
CA, Inc.	500	11,900
Citrix Systems, Inc.*	300	18,954
Compuware Corp.*	600	6,432
Electronic Arts, Inc.*	200	3,118
Fair Isaac Corp.§	200	5,076
Intuit, Inc.*	500	23,465
McAfee, Inc.*	700	33,530
Microsoft Corp.	12,500	346,562
Novell, Inc.*	900	5,418
Oracle Corp.	75,200	2,408,656
Red Hat, Inc.*	300	12,396
Salesforce.com, Inc.*§	200	25,828
Symantec Corp.*	1,500	26,415
		2,990,388
Specialty Retail (2.1%)
AutoNation, Inc.*§	100	2,871
Bed Bath & Beyond, Inc.*	500	24,000
Best Buy Co., Inc.	1,400	47,600
CarMax, Inc.*	100	3,265
Home Depot, Inc.	1,400	51,478
Lowe’s Cos., Inc.	1,600	39,680
Ltd Brands, Inc.	53,000	1,549,720
O’Reilly Automotive, Inc.*	100	5,683
Office Depot, Inc.*	1,700	8,925
RadioShack Corp.§	200	3,030
Ross Stores, Inc.	100	6,520
Staples, Inc.	1,400	31,234
The Gap, Inc.	900	17,343
Tiffany & Co.	100	5,813

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
TJX Cos., Inc.	800	$37,912
		1,835,074
Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	500	27,045
NIKE, Inc. Class B	300	24,744
Phillips-Van Heusen Corp.	400	23,348
VF Corp.	100	8,272
		83,409
Thrifts & Mortgage Finance (0.1%)
Astoria Financial Corp.§	500	7,120
Hudson City Bancorp, Inc.	900	9,882
NewAlliance Bancshares, Inc.§	1,200	17,940
People’s United Financial, Inc.	700	9,037
		43,979
Tobacco (1.3%)
Altria Group, Inc.	4,300	101,093
Lorillard, Inc.	300	22,572
Philip Morris International, Inc.	17,500	1,001,700
Reynolds American, Inc.	600	19,086
Universal Corp.§	100	3,789
		1,148,240
Trading Companies & Distributors (0.1%)
Fastenal Co.§	200	11,612
MSC Industrial Direct Co., Inc. Class A	100	5,943
United Rentals, Inc.*§	300	7,995
WESCO International, Inc.*§	100	5,605
WW Grainger, Inc.§	100	13,147
		44,302
Water Utilities (0.0%)
American Water Works Co., Inc.	200	5,100

Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	300	15,258
Crown Castle International Corp.*	100	4,217
Leap Wireless International, Inc.*§	400	5,592
NII Holdings, Inc.*	100	4,198
Sprint Nextel Corp.*	23,900	108,028
		137,293
TOTAL COMMON STOCKS (Cost $76,897,157)		84,391,605

SHORT-TERM INVESTMENTS (4.6%)
State Street Navigator Prime Portfolio, 0.2957%§§	3,035,819	3,035,819

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/01/11	$904	904,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,939,819)		3,939,819

TOTAL INVESTMENTS AT VALUE (103.3%) (Cost $80,836,976)		88,331,424

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.3%)		(2,809,933)

NET ASSETS (100.0%)		$85,521,491

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at January 31, 2011.

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Debt securities are generally categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                Level 1 — quoted prices in active markets for identical investments

•                Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$84,391,605	$—	$—	$84,391,605
Short-Term Investments	3,035,819	904,000	—	3,939,819
Other Financial Instruments*	—	—	—	—
	$87,427,424	$904,000	$—	$88,331,424

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended January 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At January 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $80,836,976, $8,145,193, $(650,745) and $7,494,448, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2011